Share Based Compensation (Details 1)	12 Months Ended
Dec. 31, 2017 USD ($)
Equity Incentive Plan 2017 - October
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 0.76
Exercise price (in USD per share)	$ 0.82
Expected volatility (as a percent)	72.85%
Expected dividends (as a percent)
Risk-free interest rate	2.38%
Equity Incentive Plan 2017 - April
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 0.72
Exercise price (in USD per share)	$ 0.82
Expected volatility (as a percent)	93.01%
Expected dividends (as a percent)
Risk-free interest rate	2.19%
Equity Incentive Plan 2016 - October
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 1.03
Exercise price (in USD per share)	$ 1.39
Expected volatility (as a percent)	100.93%
Expected dividends (as a percent)
Risk-free interest rate	1.84%
Equity Incentive Plan 2016 - April
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 3.66
Exercise price (in USD per share)	$ 3.92
Expected volatility (as a percent)	82.00%
Expected dividends (as a percent)
Risk-free interest rate	1.83%
Board of Directors | Equity Incentive Plan 2017 - October
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 0.198
Vesting period	1 year
Board of Directors | Equity Incentive Plan 2017 - April
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 0.233
Vesting period	1 year
Board of Directors | Equity Incentive Plan 2016 - October
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 0.308
Vesting period	1 year
Board of Directors | Equity Incentive Plan 2016 - April
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 1.094
Vesting period	1 year
Tranche 1 [Member] | Employees/Board [Member] | Equity Incentive Plan 2017 - October
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 0.287
Vesting period	2 years
Tranche 1 [Member] | Employees/Board [Member] | Equity Incentive Plan 2017 - April
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 0.335
Vesting period	2 years
Tranche 1 [Member] | Employees/Board [Member] | Equity Incentive Plan 2016 - October
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 0.472
Vesting period	2 years
Tranche 1 [Member] | Employees/Board [Member] | Equity Incentive Plan 2016 - April
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 1.560
Vesting period	2 years
Tranche 2 [Member] | Employees/Board [Member] | Equity Incentive Plan 2017 - October
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 0.352
Vesting period	3 years
Tranche 2 [Member] | Employees/Board [Member] | Equity Incentive Plan 2017 - April
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 0.406
Vesting period	3 years
Tranche 2 [Member] | Employees/Board [Member] | Equity Incentive Plan 2016 - October
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 0.583
Vesting period	3 years
Tranche 2 [Member] | Employees/Board [Member] | Equity Incentive Plan 2016 - April
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 1.888
Vesting period	3 years